13. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payments
Payment Due Date	Minimum Due ($)
2019	2,036
2020	1,272
2021	1,272
2022	1,272
2023 and beyond	3,817